Stock-Based Compensation - Additional Information (FY) (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Mar. 30, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value of the stock options granted					$ 1.08	$ 1.13	$ 2.34
Total unrecognized stock-based compensation balance for outstanding awards				$ 2.3		$ 3.9
Total unrecognized stock-based compensation balance for outstanding awards expected to be recognized period				1 year 9 months 18 days		2 years 2 months 12 days
Options exercised				0	0	0
Aggregate intrinsic value of options exercised							$ 0.1
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exercised							34,027
2021 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock remain available for future issuance				5,892,201		4,753,782
Vesting period				4 years		4 years
Stock option contractual term				10 years		10 years
Number of stock authorized			3,119,514
Number of shares reserved for issuance	0	1,930,324
2021 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for issuance percentage of annual increase in number of common stock outstanding				4.00%		4.00%
2021 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan effective date			Mar. 30, 2021
Available for issuance percentage of annual increase in number of common stock outstanding						1.00%
Number of shares purchased by employees						0
2021 Employee Stock Purchase Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock authorized			346,613